LVIP Delaware REIT Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.43%
REIT Apartments–15.86%
American Campus Communities	22,514	$ 1,090,803
American Homes 4 Rent Class A	117,316	4,472,086
AvalonBay Communities	49,266	10,919,316
Camden Property Trust	43,384	6,397,838
Equity Residential	153,111	12,389,742
Essex Property Trust	38,562	12,329,814
Invitation Homes	305,382	11,705,292
Mid-America Apartment Communities	26,181	4,889,302
UDR	82,275	4,358,930
		68,553,123
REIT Diversified–18.79%
Digital Realty Trust	100,791	14,559,260
Duke Realty	208,052	9,959,449
EPR Properties	8,482	418,841
Equinix	39,382	31,116,900
Gaming and Leisure Properties	89,657	4,152,912
Lamar Advertising Class A	19,767	2,242,566
Lexington Realty Trust	413,223	5,268,593
Outfront Media	50,424	1,270,685
VICI Properties	299,368	8,505,045
WP Carey	50,707	3,703,640
		81,197,891
REIT Health Care–9.74%
Care Trust	204,382	4,153,042
Healthcare Trust of America Class A	212,906	6,314,792
Healthpeak Properties	184,504	6,177,194
Medical Properties Trust	392,756	7,882,613
National Health Investors	36,069	1,929,692
Omega Healthcare Investors	45,302	1,357,248
Ventas	6,325	349,203
Welltower	169,010	13,926,424
		42,090,208
REIT Hotels–1.91%
Apple Hospitality	323,622	5,090,574
†Chatham Lodging Trust	226,974	2,780,432
†Host Hotels & Resorts	13,515	220,700
Pebblebrook Hotel Trust	7,835	175,582
		8,267,288
REIT Manufactured Homes–3.82%
Equity LifeStyle Properties	81,549	6,368,977
Sun Communities	54,871	10,156,622
		16,525,599
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Office Property–10.11%
Alexandria Real Estate Equities	65,446	$ 12,504,767
Boston Properties	52,925	5,734,424
Columbia Property Trust	164,775	3,134,021
Cousins Properties	136,536	5,091,428
Douglas Emmett	71,378	2,256,259
Highwoods Properties	124,384	5,455,482
Kilroy Realty	55,935	3,703,456
Piedmont Office Realty Trust Class A	173,317	3,020,915
SL Green Realty	5,931	420,152
VEREIT	43,880	1,984,692
Vornado Realty Trust	8,800	369,688
		43,675,284
REIT Regional Malls–2.64%
Simon Property Group	87,893	11,423,453
		11,423,453
REIT Shopping Centers–7.75%
Brixmor Property Group	279,861	6,187,727
Federal Realty Investment Trust	3,737	440,929
Kimco Realty	239,440	4,968,380
Kite Realty Group Trust	186,499	3,797,120
Regency Centers	78,043	5,254,635
Retail Opportunity Investments	232,551	4,051,038
SITE Centers	305,293	4,713,724
Urban Edge Properties	221,808	4,061,304
		33,474,857
REIT Single Tenant–7.64%
Agree Realty	42,979	2,846,499
Essential Properties Realty Trust	108,833	3,038,618
Four Corners Property Trust	102,364	2,749,497
National Retail Properties	103,511	4,470,640
Realty Income	168,298	10,915,808
Spirit Realty Capital	83,864	3,861,099
STORE Capital	160,541	5,142,128
		33,024,289
REIT Storage–10.57%
CubeSmart	63,095	3,056,953
Extra Space Storage	69,817	11,728,558
Iron Mountain	34,447	1,496,722
Life Storage	57,213	6,564,619
National Storage Affiliates Trust	63,574	3,356,071
Public Storage	65,607	19,491,840
		45,694,763
LVIP Delaware REIT Fund–1

LVIP Delaware REIT Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry–10.60%
Americold Realty Trust	11,799	$ 342,761
Plymouth Industrial	60,882	1,385,066
Prologis	326,201	40,915,391
Terreno Realty	50,319	3,181,670
		45,824,888
Total Common Stock (Cost $332,757,294)		429,751,643

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.19%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	831,924	$ 831,924
Total Money Market Fund (Cost $831,924)		831,924

TOTAL INVESTMENTS–99.62% (Cost $333,589,218)	430,583,567
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	1,654,158
NET ASSETS APPLICABLE TO 29,882,638 SHARES OUTSTANDING–100.00%	$432,237,725

† Non-income producing.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware REIT Fund–2

LVIP Delaware REIT Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware REIT Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$429,751,643	$—	$—	$429,751,643
Money Market Fund	831,924	—	—	831,924
Total Investments	$430,583,567	$—	$—	$430,583,567
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware REIT Fund–3